Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Trading Symbol	TSM
Entity Registrant Name	Taiwan Semiconductor Manufacturing Company Limited
Entity Central Index Key	0001046179
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	25,930,380,458
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Title of 12(b) Security	Common Shares
Security Exchange Name	NYSE
Entity Address, Country	TW
Entity Incorporation, State or Country Code	F5
Entity Shell Company	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Address, Address Line One	No. 8, Li-Hsin Road 6
Entity Address, Address Line Two	Hsinchu Science Park
Entity Address, City or Town	Hsinchu
Entity Address, Postal Zip Code	300-096
Entity File Number	1-14700
Auditor Name	Deloitte & Touche
Auditor Firm ID	1060
Auditor Location	Taipei, TaiwanRepublic of China
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	TW
Contact Personnel Name	Wendell Huang
Contact Personnel Email Address	invest@tsmc.com
Local Phone Number	5055901
Entity Address, Address Line One	No. 8, Li-Hsin Road 6
Entity Address, Address Line Two	Hsinchu Science Park
Entity Address, City or Town	Hsinchu
Entity Address, Postal Zip Code	300-096
City Area Code	886-3